Revenue and Other Income from Continuing Operations	12 Months Ended
Jun. 30, 2019
Disclosure Of Revenue And Other Income From Continuing Operations [Abstract]
REVENUE AND OTHER INCOME FROM CONTINUING OPERATIONS

2.	INTEREST AND OTHER INCOME FROM CONTINUING OPERATIONS

	Years Ended June 30,
	2019	2018	2017

Other interest income
Interest	108,538	201,174	132,396
Total other interest income	108,538	201,174	132,396

Other income
R&D Tax Incentive (1)	4,951,167	3,125,775	3,022,673

Total other income	4,951,167	3,125,775	3,022,673

Total revenue and other income from continuing operations	5,059,705	3,326,949	3,155,069